Application of new and revised international financial reporting standards - Summary of Application of new standards (Detail)	12 Months Ended
Dec. 31, 2021
Amendment to IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to IFRS 16, ‘Leases’ – COVID-19 related rent concessions
Date by which application of new IFRS is required	Apr. 01, 2021
Changes to IFRS 4
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Changes to IFRS 4 – Effective date of IFRS 9 for insurance companies
Date by which application of new IFRS is required	Jan. 01, 2021
Interest Rate Benchmark Reform-Phase 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark reform – Phase 2
Date by which application of new IFRS is required	Jan. 01, 2021